Expense Example {- Fidelity China Region Fund} - 10.31 Fidelity China Region Fund - AMCIZ PRO-13 - Fidelity China Region Fund	Dec. 30, 2020 USD ($)
Fidelity Advisor China Region Fund: Class A
Expense Example:
1 year	$ 694
3 years	946
5 years	1,217
10 years	1,989
Fidelity Advisor China Region Fund: Class M
Expense Example:
1 year	503
3 years	825
5 years	1,170
10 years	2,141
Fidelity Advisor China Region Fund: Class C
Expense Example:
1 year	301
3 years	621
5 years	1,068
10 years	2,306
Fidelity Advisor China Region Fund: Class I
Expense Example:
1 year	97
3 years	303
5 years	525
10 years	1,166
Fidelity Advisor China Region Fund: Class Z
Expense Example:
1 year	83
3 years	259
5 years	450
10 years	$ 1,002